Leasing - Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease, ROU assets	$ 1,125	$ 1,152
Finance lease ROU assets	0	11
Right-of-use asset	1,125	1,163
Operating lease, liability	1,356	1,336
Finance lease, liability	0	0
Lease liability	$ 1,356	$ 1,336
Operating lease, weighted average remaining lease term	9 years 4 months 24 days	10 years
Finance lease, weighted average remaining lease term		9 months 18 days
Operating lease, weighted average discount rate	3.11%	2.68%
Finance lease, weighted average discount rate		1.27%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Premises and equipment	Premises and equipment
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Premises and equipment	Premises and equipment
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Other liabilities (including allowance for credit losses on lending-related commitments of $87 and $78, also includes $195 and $221, at fair value)	Other liabilities (including allowance for credit losses on lending-related commitments of $87 and $78, also includes $195 and $221, at fair value)
Finance Lease, Liability, Statement of Financial Position [Extensible List]	Other borrowed funds	Other borrowed funds